Subsequent Events	6 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to March 31, 2026, through the date the condensed consolidated financial statements were available to issue, and concluded that no subsequent events have occurred that would require recognition in the condensed consolidated financial statements or disclosure in the notes to the condensed consolidated financial statements except the following:

1) On May 6, 2026, the Company consummated pursuant to a Securities Purchase Agreement (the “Purchase Agreement”) an offering with certain accredited investors for the sale by the Company of (i) 150,000 ordinary shares of the Company, par value $0.0256 per share (the “Ordinary Shares”) and (ii) warrants to purchase up to an aggregate of 600,000 Ordinary Shares (the “Warrants”), in a private placement offering. The combined purchase price of one Ordinary Share and accompanying Warrants was $4.00. Subject to certain ownership limitations, the Warrants are exercisable upon issuance. Each Warrant is exercisable into one Ordinary Share at a price per share of $4.80 (as adjusted from time to time in accordance with the terms thereof) and will expire on the first anniversary of the date of issuance. The private placement offering generated gross cash proceeds of $0.6 million